Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 119,371	$ 119,237
Short term investments - available for sale	60,542	54,940
Accounts receivable, net	231,097	201,338
Unbilled revenue	114,356	126,850
Other receivables	13,133	13,788
Deferred tax asset	23,128	14,662
Prepayments and other current assets	23,256	21,424
Income taxes receivable	8,537	8,183
Total current assets	593,420	560,422
Other Assets:
Property, plant and equipment, net	165,081	168,461
Goodwill	325,264	253,393
Non-current other assets	5,155	4,583
Non-current income taxes receivable	13,694	10,272
Non-current deferred tax asset	10,205	10,076
Intangible assets	22,410	28,260
Total Assets	1,135,229	1,035,467
Current Liabilities:
Accounts payable	9,326	5,340
Payments on account	185,835	150,792
Other liabilities	182,234	145,963
Deferred tax liability	1,428	1,183
Income taxes payable	5,449	3,630
Total current liabilities	384,272	306,908
Other Liabilities:
Non-current other liabilities	7,739	20,038
Non-current government grants	1,457	1,351
Non-current income taxes payable	3,401	5,231
Non-current deferred tax liability	19,319	20,395
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 59,807,333 shares issued and outstanding at September 30, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011	5,031	5,055
Additional paid-in capital	226,414	211,549
Capital redemption reserve	100	44
Accumulated other comprehensive income	(12,724)	(16,446)
Retained earnings	500,220	481,342
Total Shareholders' Equity	719,041	681,544
Total Liabilities and Shareholders' Equity	$ 1,135,229	$ 1,035,467

Condensed Consolidated Balance Sheets (Parenthetical) (EUR €)	Sep. 30, 2012	Dec. 31, 2011
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	59,807,333	60,135,603
Ordinary shares, shares outstanding	59,807,333	60,135,603

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenue:
Gross revenue	$ 374,965	$ 335,332	$ 1,097,640	$ 958,575
Reimbursable expenses	(89,463)	(94,560)	(282,798)	(255,461)
Net revenue	285,502	240,772	814,842	703,114
Costs and expenses:
Direct costs	183,332	158,343	525,743	453,679
Selling, general and administrative expense	70,690	71,629	207,615	188,856
Depreciation and amortization	10,601	9,667	32,233	27,969
Restructuring and other non-recurring items		4,815	5,636	9,817
Total costs and expenses	264,623	244,454	771,227	680,321
Income from operations	20,879	(3,682)	43,615	22,793
Interest income	243	378	936	905
Interest expense	(495)	(247)	(1,454)	(602)
Income before provision for income taxes	20,627	(3,551)	43,097	23,096
Provision for income taxes	(2,889)	888	(8,424)	(4,329)
Net income/(loss)	$ 17,738	$ (2,663)	$ 34,673	$ 18,767
Net income/(loss) per Ordinary Share:
Basic	$ 0.3	$ (0.04)	$ 0.58	$ 0.31
Diluted	$ 0.29	$ (0.04)	$ 0.57	$ 0.31
Weighted average number of Ordinary Shares outstanding:
Basic	59,754,010	60,471,985	59,939,570	60,381,814
Diluted	60,366,137	61,063,020	60,391,199	61,096,464

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 34,673	$ 18,767
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	163	67
Depreciation expense	26,146	25,424
Amortization of intangibles	6,078	2,545
Amortization of grants	(98)	(87)
Share compensation expense	8,834	6,355
Deferred taxes	(9,475)	(7,385)
Changes in assets and liabilities:
Increase in accounts receivable	(27,509)	(22,682)
Decrease/(increase) in unbilled revenue	12,698	(33,417)
Decrease/(increase) in other receivables	1,159	(4,203)
Decrease/(increase) in prepayments and other current assets	353	(4,389)
Increase in other non current assets	(431)	(357)
Increase/(decrease) in payments on account	35,724	(5,234)
Increase in other current liabilities	13,220	14,170
Increase/(decrease) in other non current liabilities	97	(618)
(Increase)/decrease in income taxes receivable	(4,074)	894
Increase/(decrease) in accounts payable	3,915	(7,478)
Net cash provided by/(used in) operating activities	101,473	(17,628)
Cash flows from investing activities:
Purchase of property, plant and equipment	(22,361)	(24,608)
Purchase of subsidiary undertakings	(68,995)	(62,777)
Cash acquired with subsidiary undertakings	2,899	8,300
Purchase of short term investments	(86,528)	(40,000)
Sale of short term investments	81,710	381
Net cash used in investing activities	(93,275)	(118,704)
Cash flows from financing activities:
Proceeds from exercise of share options	5,287	3,010
Share issuance costs	(76)	(74)
Tax benefit from the exercise of share options	852	474
Repurchase of ordinary shares	(15,605)
Share repurchase costs	(190)
Receipt of government grant	340
Drawdown of bank credit lines and loan facilities	20,000
Repayment of bank credit lines and loan facilities	(20,000)
Net cash (used by)/provided by financing activities	(9,392)	3,410
Effect of exchange rate movements on cash	1,328	4,003
Net increase/(decrease) in cash and cash equivalents	134	(128,919)
Cash and cash equivalents at beginning of period	119,237	255,706
Cash and cash equivalents at end of period	$ 119,371	$ 126,787

Condensed Consolidated Statements Of Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ 44	$ (16,446)	$ 481,342
Beginning Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	34,673					34,673
Currency translation adjustment	277				277
Currency impact of long term funding	3,040				3,040
Tax on currency impact of long term funding	(379)				(379)
Unrealized capital gain - investments	784				784
Total comprehensive income	38,395				3,722	34,673
Exercise of share options (in shares)		410,071
Exercise of share options	5,287	32	5,255
Issue of ordinary shares
Share issuance costs	(76)		(76)
Non-cash stock compensation expense	8,834		8,834
Share repurchase programme, shares		(738,341)
Share repurchase programme	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Tax benefit on exercise of options	852		852
Ending Balance at Sep. 30, 2012	$ 719,041	$ 5,031	$ 226,414	$ 100	$ (12,724)	$ 500,220
Ending Balance (in shares) at Sep. 30, 2012		59,807,333

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation
1. Basis of Presentation

These condensed consolidated financial statements, which have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”), have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2011. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2012.

Goodwill	9 Months Ended
Sep. 30, 2012
Goodwill
2. Goodwill

	September 30,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,521	83,656
Prior period acquisitions	534	-
Foreign exchange movement	2,816	(6,123)
Closing balance	$325,264	$253,393

The goodwill balance relates entirely to the clinical research segment

Business Combinations	9 Months Ended
Sep. 30, 2012
Business Combinations
3. Business Combinations

Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective, a global leader in value strategy consulting, for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston. PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s inception in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 2012. On August 13, 2012 the Company paid $5.0 million in relation to performance milestones for the year ended December 31, 2011.  At September 30, 2012 the Company has recorded a liability of $10.0 million in respect of the milestones for the year ended December 31, 2012.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	53,382
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,855)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,132

Cash consideration	$37,132
Contingent consideration	15,000
Amount of total consideration	52,132
Liabilities included in preliminary purchase price allocation	(15,000)
Net assets acquired	$37,132

*	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical, a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013.  At September 30, 2012 the Company has recorded a liability of $7.0 million in respect of the additional consideration.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation	(7,000)
Net assets acquired	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Prior Period Acquisitions - Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.5 million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in respect of periods up to June 30, 2013. At the date of acquisition the Company recorded a liability of €31.3 million ($44.0 million) in relation to these performance milestones. In March 2012 €3.0 million ($4.0million) was paid by the Company in relation to performance milestones for the six months ended June 30, 2011 and in July 2012 a further €10 million ($12.5 million) was paid by the Company in relation to performance milestones for the year ended December 31, 2011, both amounts representing the full amount of additional consideration potentially payable. At September 30, 2012 the Company has recorded a liability of €19.3 million ($25.0 million) in relation to the remaining performance milestones.

The acquisition agreement also provided for certain working capital targets to be achieved by Firecrest Clinical on completion.  In March 2012 the Company paid €0.4 million ($0.5 million) on completion of this review.

The acquisition of Firecrest Clinical has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	$24,463

Cash consideration	$24,463
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation	(44,028)
Net assets acquired	$24,463

*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Prior Period Acquisitions - Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), a leading international health outcomes consultancy business, for an initial cash consideration of £17.8 million ($27.6 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  On the same day a put and call option was agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  This option was exercised in October 2011.

Additional consideration of up to £8.0 million ($12.6 million) was potentially payable if certain performance milestones were achieved by Oxford Outcomes in respect of periods up to March 31, 2012; £4.0 million ($6.3 million) in respect of the year ended March 31, 2011 and £4.0 million ($6.3 million) in respect of the year ended March 31, 2012. Performance milestones in respect of both periods have been achieved.  £4.0 million ($6.3 million) was paid during the year ended December 31, 2011 in respect of the milestone for the year ended March 31, 2011. A liability of £4.0 million ($6.4 million) has been recorded by the Company at September 30, 2012 in relation to the milestone for the year ended March 31, 2012.  A part payment of £2.0 million ($3.3 million) in respect of this milestone was made by the Company in October 2012.

The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review and in March 2012 paid a further £0.8 million ($1.2 million) on completion of the review.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	$39,861

Cash consideration	$27,585
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,335
Liabilities included in preliminary purchase price allocation	(12,474)
Net assets acquired	$39,861

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Restructuring and other non-recurring items	9 Months Ended
Sep. 30, 2012
Restructuring and other non-recurring items
4. Restructuring and other non-recurring items
Restructuring and other non-recurring items recognized comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)

Restructuring charges	$-	$4,815	$4,525	$9,817
Other non-recurring items	-	-	1,111	-
Total	$-	$4,815	$5,636	$9,817

Restructuring Charges

Restructuring charges of $4.5 million were recorded during the nine months ended September 30, 2012 (inclusive of the release of $0.1 million relating to the 2011 Restructuring Plans). During the nine months ended September 30, 2012 the Company completed a review of its operations to improve resource utilization throughout the business. This review resulted in the adoption of a restructuring plan, to include resource rationalizations in certain areas of the business and a re-organization of available office space at the Company’s Philadelphia facility. A restructuring charge of $4.6 million was recognized during the nine months ended September 30, 2012; $3.4 million in respect of resource rationalizations and $1.2 million in respect of lease termination and exit costs.

Details of the movement in this Restructuring Plan recognized during the nine months ended September 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(2,986)	(483)	(3,469)
Foreign exchange movement	(4)	-	(4)
Provision at September 30, 2012	$404	$767	$1,171

Prior Period Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 2011 Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognized under the Q1 2011 Plan related to the clinical research segment, while $1.5 million related to the central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 2011 Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 2011 Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and for the nine months ended September 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognized	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognized	3,880	935	4,815
Total provision recognized	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)
Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,123)	(1,134)	(3,257)
Amounts released	(55)	(95)	(150)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(20)	28	8
Provision at September 30, 2012	$36	$176	$212

Other Non-recurring Items

On September 30, 2011 Mr. Peter Gray, retired as Chief Executive Officer (“CEO”) of the Company, in accordance with the provisions of his service agreement, which was terminable on twelve months notice by either party. On October 1, 2011 Mr. Gray was appointed Vice Chairman of the Board. On June 11, 2012 the Company entered into an agreement with Mr. Gray whereby Mr. Gray’s employment and directorship of ICON plc and other ICON group companies would terminate on July 19, 2012.  Under the terms of this agreement Mr. Gray would be entitled to be paid €160,000 ($200,000) in lieu of the balance of his notice period and to receive a discretionary bonus of €194,000 ($243,000) in respect of 2012.  In addition, under the agreement Mr. Gray’s unvested share options would vest on the date of termination of his employment.  The Company has recognized a share-based compensation charge of $738,000 in respect of these options during the nine months ended September 30, 2012, $620,000 of which was recognized within restructuring and other non-recurring items during the three months ended June 30, 2012.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes
5. Income Taxes

Income taxes recognized during the nine months ended September 30, 2012 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other non-recurring items	$2,889	$(202)	$9,129	$5,559
Tax impact of restructuring and other non-recurring items	-	(686)	(705)	(1,230)
Provision for income taxes after restructuring and other non-recurring items	$2,889	$(888)	$8,424	$4,329

As at September 30, 2012 the Company maintains a $5.5 million liability (December 31, 2011: $7.7 million) for unrecognized tax benefit, which is comprised of $4.6 million (December 31, 2011: $6.5 million) related to items generating unrecognized tax benefits and $0.9 million (December 31, 2011: $1.2 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2007 through 2011 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.

Net income per ordinary share	9 Months Ended
Sep. 30, 2012
Net income per ordinary share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,754,010	60,471,985	59,939,570	60,381,814
Effect of dilutive share options outstanding	612,127	591,035	451,629	714,650
Weighted average number of ordinary shares for diluted net income per ordinary share	60,366,137	61,063,020	60,391,199	61,096,464

Share-based Awards	9 Months Ended
Sep. 30, 2012
Share-based Awards
7. Share-based Awards

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at September 30, 2012 is eight years.

The following table summarizes option activity for the nine months ended September 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	829,823	$21.93	$9.56
Exercised	(410,071)	$12.76	$5.51
Forfeited	(458,006)	$24.94	$9.67

Outstanding at September 30, 2012	4,864,564	$22.36	$8.94	4.69

Exercisable at September 30, 2012	2,708,837	$22.41	$8.80	3.36

The Company has granted options with fair values ranging from $3.68 to $13.93 per option or a weighted average fair value of $8.03 per option.  The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2012, was 2,708,837.  Fully vested share options at September 30, 2012 have an average remaining contractual term of 3.4 years, an average exercise price of $22.41 and a total intrinsic value of $11.7 million. The total intrinsic value of options exercised during the nine months ended September 30, 2012, was $4.8 million (September 30, 2011: $1.5 million).

The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2012:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	829,823	$21.93	$9.56
Vested	(935,114)	$24.30	$9.16
Forfeited	(273,292)	$23.55	$9.06

Non vested outstanding at September 30, 2012	2,155,727	$22.31	$9.11

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the period ended September 30, 2012 and September 30, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	September 30,	September 30,
	2012	2011

Weighted average fair value	$10.26	$8.53
Assumptions:
Expected volatility	50%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.69%	1.5%-2.3%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan. Restricted Share Units (“RSU’s”) typically vest over periods ranging from one to three years. The Company issues new ordinary shares on the date of vesting of the RSU.

The Company has awarded RSU’s to certain key executives of the Group. The following table summarizes RSU activity for the nine months ended September 30, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Granted	244,000	$20.87
Ordinary shares issued	-	-
Forfeited	(150,000)	$20.89

Outstanding at September 30, 2012	459,000	$19.74	2.14

The fair value of RSU’s vested for the nine months ended September 30, 2012 totaled $0.0 million (2011: $0.1 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the nine months ended September 30, 2012 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Direct costs	$1,643	$1,222	$4,526	$3,502
Selling, general and administrative	1,338	996	3,688	2,853
Restructuring and other non-recurring items (note 4)	-	-	620	-

	$2,981	$2,218	$8,834	$6,355

Total non-cash stock compensation expense not yet recognized at September 30, 2012 amounted to $21.2 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.9 million for the nine months ended September 30, 2012 (September 30, 2011: $0.5 million).

Share Capital	9 Months Ended
Sep. 30, 2012
Share Capital
8. Share Capital

Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively.  On February 21, 2012 the Company entered into a further share repurchase plan of $20 million, covering the period February 22, 2012 to April 22, 2012. On  April 27, 2012 the Company entered into a fourth share repurchase plan of up to $20 million, covering the period April 27, 2012 to July 18, 2012. On July 30, 2012 the Company entered into a fifth share repurchase plan of up to $10 million, covering the period July 30, 2012 to October 26, 2012. The Company intends to enter further share repurchase plans to effect the share repurchase program in accordance with Rule 10b-18 and Rule 10b5-1 of the Securities Exchange Act of 1934, the authorization granted at the Company’s annual general meeting, applicable laws and regulations and the Listing Rules of the Irish Stock Exchange.

Under the repurchase program, a broker will purchase the Company’s American Depositary Shares (“ADSs”) from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations.  ADSs purchased will be deposited with the Depositary under the Company’s ADR facility against delivery of the underlying Ordinary Shares, which will be repurchased by the Company on the Irish Stock Exchange in compliance with the Company’s share repurchase authorization and applicable laws and regulations. Separately, Ordinary Shares traded on the Irish Stock Exchange may also be repurchased on behalf of the Company.  The program is designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s instructions to the broker are irrevocable and the trading decisions in respect of the repurchase program will be made independently of and uninfluenced by the Company.  The Company confirms that on entering the repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information.

The timing and actual number of shares repurchased will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the plans.  In addition, share repurchases may be suspended or discontinued in certain circumstances in accordance with the agreed terms.  Therefore, there can be no assurance as to the timing or number of shares that may be repurchased under the repurchase program.  All Ordinary Shares repurchased by the Company will be cancelled.

During the nine months ended September 30, 2012 738,341 ordinary shares were repurchased by the Company for a total consideration of $15.6 million.  As at September 30, 2012 1,283,938 ordinary shares have been repurchased by the Company for a total consideration of $24.6 million. All ordinary shares repurchased by the Company were cancelled and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

Business Segment Information	9 Months Ended
Sep. 30, 2012
Business Segment Information
9. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information, based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at September 30, 2012 and December 31, 2011 and for the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$41,129	$13,872	$110,891	$67,305
Rest of Europe	80,466	91,696	253,740	258,641
U.S.	129,564	103,992	351,548	290,382
Rest of World	34,343	31,212	98,663	86,786
Total	$285,502	$240,772	$814,842	$703,114
* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$261,524	$221,226	$750,381	$650,233
Central laboratory	23,978	19,546	64,461	52,881
Total	$285,502	$240,772	$814,842	$703,114

c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(435)	$-	$(435)
Rest of Europe	5,261	-	5,261
U.S.	13,956	-	13,956
Rest of World	2,097	-	2,097
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(17,389)	(1,479)	$(18,868)
Rest of Europe	7,535	(1,197)	6,338
U.S.	8,730	(2,139)	6,591
Rest of World	2,257	-	2,257
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(4,961)	$(2,075)	$(7,036)
Rest of Europe	22,229	(546)	21,683
U.S.	24,875	(2,650)	22,225
Rest of World	7,108	(365)	6,743
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)
Rest of Europe	24,376	(3,000)	21,376
U.S.	21,621	(5,253)	16,368
Rest of World	5,799	-	5,799
Total	$32,610	$(9,817)	$22,793

d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$19,845	$-	$19,845
Central laboratory	1,034	-	1,034
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$1,007	(4,815)	$(3,808)
Central laboratory	126	-	126
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$46,084	$(5,478)	$40,606
Central laboratory	3,167	(158)	3,009
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$34,623	$(8,272)	$26,351
Central laboratory	(2,013)	(1,545)	(3,558)
Total	$32,610	$(9,817)	$22,793

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$107,960	$109,953
Rest of Europe	15,344	16,419
U.S.	32,445	33,086
Rest of World	9,332	9,003
Total	$165,081	$168,461

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$147,986	$150,169
Central laboratory	17,095	18,292
Total	$165,081	$168,461

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,380	$3,628	$13,381	$9,810
Rest of Europe	1,691	2,121	5,430	5,557
U.S.	3,631	2,995	10,568	9,463
Rest of World	899	923	2,854	3,139
Total	$10,601	$9,667	$32,233	$27,969

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$9,604	$8,496	$29,506	$24,193
Central laboratory	997	1,171	2,727	3,776
Total	$10,601	$9,667	$32,233	$27,969

i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$433,171	$414,510
Rest of Europe	237,288	216,313
U.S.	415,761	363,527
Rest of World	49,009	41,117
Total	$1,135,229	$1,035,467

j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,073,526	$980,283
Central laboratory	61,703	55,184
Total	$1,135,229	$1,035,467

Goodwill (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill
	September 30,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,521	83,656
Prior period acquisitions	534	-
Foreign exchange movement	2,816	(6,123)
Closing balance	$325,264	$253,393

Business Combinations (Tables)	9 Months Ended
Sep. 30, 2012
PriceSpective LLC
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	53,382
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,855)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	$37,132

Cash consideration	$37,132
Contingent consideration	15,000
Amount of total consideration	52,132
Liabilities included in preliminary purchase price allocation	(15,000)
Net assets acquired	$37,132

*	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

BeijingWits Medical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	$9,000

Cash consideration	$9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation	(7,000)
Net assets acquired	$9,000
* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Firecrest Clinical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	$24,463

Cash consideration	$24,463
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation	(44,028)
Net assets acquired	$24,463

*
Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Oxford Outcomes Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	$39,861

Cash consideration	$27,585
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,335
Liabilities included in preliminary purchase price allocation	(12,474)
Net assets acquired	$39,861

*
Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Restructuring and other non-recurring items (Tables)	9 Months Ended
Sep. 30, 2012
Restructuring and Other non-recurring
Restructuring and other non-recurring items recognized comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)

Restructuring charges	$-	$4,815	$4,525	$9,817
Other non-recurring items	-	-	1,111	-
Total	$-	$4,815	$5,636	$9,817

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this Restructuring Plan recognized during the nine months ended September 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(2,986)	(483)	(3,469)
Foreign exchange movement	(4)	-	(4)
Provision at September 30, 2012	$404	$767	$1,171

Prior Period Restructuring Charges
Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and for the nine months ended September 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognized	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognized	3,880	935	4,815
Total provision recognized	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)
Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,123)	(1,134)	(3,257)
Amounts released	(55)	(95)	(150)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(20)	28	8
Provision at September 30, 2012	$36	$176	$212

Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Expense (Benefit)
Income taxes recognized during the nine months ended September 30, 2012 comprise:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other non-recurring items	$2,889	$(202)	$9,129	$5,559
Tax impact of restructuring and other non-recurring items	-	(686)	(705)	(1,230)
Provision for income taxes after restructuring and other non-recurring items	$2,889	$(888)	$8,424	$4,329

Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2012
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,754,010	60,471,985	59,939,570	60,381,814
Effect of dilutive share options outstanding	612,127	591,035	451,629	714,650
Weighted average number of ordinary shares for diluted net income per ordinary share	60,366,137	61,063,020	60,391,199	61,096,464

Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	829,823	$21.93	$9.56
Exercised	(410,071)	$12.76	$5.51
Forfeited	(458,006)	$24.94	$9.67

Outstanding at September 30, 2012	4,864,564	$22.36	$8.94	4.69

Exercisable at September 30, 2012	2,708,837	$22.41	$8.80	3.36

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2012:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	829,823	$21.93	$9.56
Vested	(935,114)	$24.30	$9.16
Forfeited	(273,292)	$23.55	$9.06

Non vested outstanding at September 30, 2012	2,155,727	$22.31	$9.11

Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the period ended September 30, 2012 and September 30, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	September 30,	September 30,
	2012	2011

Weighted average fair value	$10.26	$8.53
Assumptions:
Expected volatility	50%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.69%	1.5%-2.3%
Expected life	5 years	5 years

Summary of RSU Activity
The following table summarizes RSU activity for the nine months ended September 30, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	365,000	$19.46

Granted	244,000	$20.87
Ordinary shares issued	-	-
Forfeited	(150,000)	$20.89

Outstanding at September 30, 2012	459,000	$19.74	2.14

Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the nine months ended September 30, 2012 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Direct costs	$1,643	$1,222	$4,526	$3,502
Selling, general and administrative	1,338	996	3,688	2,853
Restructuring and other non-recurring items (note 4)	-	-	620	-

	$2,981	$2,218	$8,834	$6,355

Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$41,129	$13,872	$110,891	$67,305
Rest of Europe	80,466	91,696	253,740	258,641
U.S.	129,564	103,992	351,548	290,382
Rest of World	34,343	31,212	98,663	86,786
Total	$285,502	$240,772	$814,842	$703,114
* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$261,524	$221,226	$750,381	$650,233
Central laboratory	23,978	19,546	64,461	52,881
Total	$285,502	$240,772	$814,842	$703,114

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(435)	$-	$(435)
Rest of Europe	5,261	-	5,261
U.S.	13,956	-	13,956
Rest of World	2,097	-	2,097
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(17,389)	(1,479)	$(18,868)
Rest of Europe	7,535	(1,197)	6,338
U.S.	8,730	(2,139)	6,591
Rest of World	2,257	-	2,257
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(4,961)	$(2,075)	$(7,036)
Rest of Europe	22,229	(546)	21,683
U.S.	24,875	(2,650)	22,225
Rest of World	7,108	(365)	6,743
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Ireland	$(19,186)	$(1,564)	$(20,750)
Rest of Europe	24,376	(3,000)	21,376
U.S.	21,621	(5,253)	16,368
Rest of World	5,799	-	5,799
Total	$32,610	$(9,817)	$22,793

Distribution of Income from Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$19,845	$-	$19,845
Central laboratory	1,034	-	1,034
Total	$20,879	$-	$20,879

	Three months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$1,007	(4,815)	$(3,808)
Central laboratory	126	-	126
Total	$1,133	(4,815)	$(3,682)

	Nine months ended
	September 30,	September 30,	September 30,
	2012	2012	2012
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
	(in thousands)
Clinical research	$46,084	$(5,478)	$40,606
Central laboratory	3,167	(158)	3,009
Total	$49,251	$(5,636)	$43,615

	Nine months ended
	September 30,	September 30,	September 30,
	2011	2011	2011
	Excluding Restructuring and other non-recurring items	Restructuring and other non-recurring items	Including Restructuring and other non-recurring items
		(in thousands)
Clinical research	$34,623	$(8,272)	$26,351
Central laboratory	(2,013)	(1,545)	(3,558)
Total	$32,610	$(9,817)	$22,793

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$107,960	$109,953
Rest of Europe	15,344	16,419
U.S.	32,445	33,086
Rest of World	9,332	9,003
Total	$165,081	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$147,986	$150,169
Central laboratory	17,095	18,292
Total	$165,081	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,380	$3,628	$13,381	$9,810
Rest of Europe	1,691	2,121	5,430	5,557
U.S.	3,631	2,995	10,568	9,463
Rest of World	899	923	2,854	3,139
Total	$10,601	$9,667	$32,233	$27,969

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$9,604	$8,496	$29,506	$24,193
Central laboratory	997	1,171	2,727	3,776
Total	$10,601	$9,667	$32,233	$27,969

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$433,171	$414,510
Rest of Europe	237,288	216,313
U.S.	415,761	363,527
Rest of World	49,009	41,117
Total	$1,135,229	$1,035,467

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	September 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,073,526	$980,283
Central laboratory	61,703	55,184
Total	$1,135,229	$1,035,467

Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill [Line Items]
Opening balance	$ 253,393	$ 175,860
Current period acquisitions	68,521	83,656
Prior period acquisitions	534
Foreign exchange movement	2,816	(6,123)
Closing balance	$ 325,264	$ 253,393

Business Combinations - Additional Information (Detail)	1 Months Ended								1 Months Ended										12 Months Ended																		1 Months Ended
	Aug. 13, 2012 PriceSpective LLC USD ($)	Sep. 30, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Sep. 30, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee	Jul. 31, 2012 Firecrest Clinical Limited USD ($)	Jul. 31, 2012 Firecrest Clinical Limited EUR (€)	Sep. 30, 2012 Firecrest Clinical Limited USD ($)	Sep. 30, 2012 Firecrest Clinical Limited EUR (€)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Sep. 30, 2012 Oxford Outcomes Limited USD ($)	Sep. 30, 2012 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Sep. 30, 2012 Oxford Outcomes Limited Maximum USD ($)	Sep. 30, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2012 Oxford Outcomes Limited Maximum GBP (£)	Mar. 31, 2011 Oxford Outcomes Limited Maximum USD ($)	Mar. 31, 2011 Oxford Outcomes Limited Maximum GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option USD ($)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Oct. 01, 2012 Subsequent Event Oxford Outcomes Limited USD ($)	Oct. 01, 2012 Subsequent Event Oxford Outcomes Limited GBP (£)
Business Acquisition [Line Items]
Percentage of common stock acquired			100.00%			100.00%									100.00%	100.00%											80.00%	80.00%
Cash consideration			$ 37,132,000			$ 9,000,000									$ 24,463,000	€ 17,000,000											$ 27,585,000	£ 17,800,000							$ 6,000,000	£ 3,800,000
Additional consideration				15,000,000			7,000,000										46,800,000	33,000,000											12,600,000	8,000,000	6,300,000	4,000,000	6,300,000	4,000,000
Further consideration paid in relation to certain performance milestones achieved	5,000,000								12,500,000	10,000,000									6,300,000	4,000,000																	3,300,000	2,000,000
Additional consideration liability		10,000,000			7,000,000						25,000,000	19,300,000			44,000,000	31,300,000					6,400,000	4,000,000
Addition of new employees								100
First element of additional consideration paid													4,000,000	3,000,000
Additional amount Company paid on completion of working capital review													$ 500,000	€ 400,000									$ 1,200,000	£ 800,000	$ 5,100,000	£ 3,300,000

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of PriceSpective LLC (Detail) (PriceSpective LLC, USD $) In Thousands, unless otherwise specified	Feb. 28, 2012
PriceSpective LLC
Business Acquisition [Line Items]
Property, plant and equipment	$ 256
Goodwill	53,382 [1]
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,855)
Liability arising from contingent consideration arrangement	(15,000)
Net assets acquired	37,132
Cash consideration	37,132
Contingent consideration	15,000
Amount of total consideration	52,132
Liabilities included in preliminary purchase price allocation	(15,000)
Net assets acquired	$ 37,132

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Beijing Wits Medical Limited (Detail) (BeijingWits Medical Limited, USD $) In Thousands, unless otherwise specified	Feb. 15, 2012
BeijingWits Medical Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 172
Goodwill	15,139 [1]
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Liability arising from contingent consideration arrangement	(7,000)
Net assets acquired	9,000
Cash consideration	9,000
Contingent consideration	7,000
Amount of total consideration	16,000
Liabilities included in preliminary purchase price allocation	(7,000)
Net assets acquired	$ 9,000

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Firecrest (Detail) (Firecrest Clinical Limited) In Thousands, unless otherwise specified	Jul. 14, 2011 USD ($)		Jul. 14, 2011 EUR (€)	Jul. 14, 2011 Technology Assets USD ($)	Jul. 14, 2011 Customer relationships acquired USD ($)	Jul. 14, 2011 Order Backlog USD ($)	Jul. 14, 2011 Trade Names USD ($)
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,073	[1]
Intangible asset				11,169	5,243	1,172	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Liability arising from contingent consideration arrangement	(44,028)
Net assets acquired	24,463
Cash consideration	24,463		17,000
Contingent consideration	44,028
Amount of total consideration	68,491
Liabilities included in preliminary purchase price allocation	(44,028)
Net assets acquired	$ 24,463

[1]	Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Oxford Outcomes (Detail) (Oxford Outcomes Limited) In Thousands, unless otherwise specified	Jan. 14, 2011 USD ($)		Jan. 14, 2011 GBP (£)	Jan. 14, 2011 Customer relationships acquired USD ($)	Jan. 14, 2011 Order Backlog USD ($)
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	35,583	[1]
Intangible asset				6,648	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	39,861
Cash consideration	27,585		17,800
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,335
Liabilities included in preliminary purchase price allocation	(12,474)
Net assets acquired	$ 39,861

[1]	Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Recognized and Other Non-Recurring items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 4,815	$ 4,525	$ 9,817
Other non-recurring items			1,111
Total		$ 4,815	$ 5,636	$ 9,817

Restructuring and other non-recurring items - Additional Information (Detail)	3 Months Ended			9 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 EUR (€)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research USD ($)	Sep. 30, 2012 Q2 Restructuring Plan USD ($)	Mar. 31, 2011 Q1 Restructuring Plan USD ($)	Sep. 30, 2012 Q1 Restructuring Plan USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 4,815,000	$ 4,525,000		$ 9,817,000	$ 4,800,000	$ 4,600,000	$ 5,000,000	$ (100,000)	$ 3,500,000	$ 1,500,000
Resource rationalizations				1,111,000				3,400,000
Lease termination and exit costs							900,000	1,200,000	1,000,000
Workforce reductions							3,900,000		4,000,000
Agreement settlement charges				200,000	160,000
Discretionary bonus received	243,000			243,000	194,000
Share-based compensation		$ 620,000		$ 738,000

Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Restructuring - Fiscal 2012 Plan	Sep. 30, 2012 Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan Q1 Restructuring Plan	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan Q3 Restructuring Plan	Sep. 30, 2012 Workforce Reduction Restructuring - Fiscal 2012 Plan	Sep. 30, 2012 Workforce Reduction Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan Q1 Restructuring Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan Q3 Restructuring Plan	Sep. 30, 2012 Office Consolidations Restructuring - Fiscal 2012 Plan	Sep. 30, 2012 Office Consolidations Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan Q1 Restructuring Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period						$ 3,874					$ 2,234					$ 1,640
Initial provision recognised		4,815	4,525	9,817	4,644		9,817	5,002	4,815	3,394		7,836	3,956	3,880	1,250		1,981	1,046	935
Cash payments					(3,469)	(3,257)	(5,689)			(2,986)	(2,123)	(5,438)			(483)	(1,134)	(251)
Amounts released						(150)					(55)					(95)
Property, plant and equipment write-off						(263)	(55)									(263)	(55)
Foreign exchange movement					(4)	8	(199)			(4)	(20)	(164)				28	(35)
Closing provision					$ 1,171	$ 212				$ 404	$ 36				$ 767	$ 176

Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other non-recurring items	$ 2,889	$ (202)	$ 9,129	$ 5,559
Tax impact of restructuring and other non-recurring items		(686)	(705)	(1,230)
Provision for income taxes after restructuring and other non-recurring items	$ 2,889	$ (888)	$ 8,424	$ 4,329

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 5.5	$ 7.7
Items generating unrecognized tax benefits	4.6	6.5
Interest and related penalties	$ 0.9	$ 1.2

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,754,010	60,471,985	59,939,570	60,381,814
Effect of dilutive share options outstanding	612,127	591,035	451,629	714,650
Weighted average number of ordinary shares for diluted net income per ordinary share	60,366,137	61,063,020	60,391,199	61,096,464

Share-based Awards - Additional Information (Detail) (USD $)	9 Months Ended					9 Months Ended		9 Months Ended			9 Months Ended				9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Employee Stock Plan, 2008 Plan	Sep. 30, 2012 Employee Stock Plan, 2008 Plan Individual Employee	Sep. 30, 2012 Employee Stock Plan, 2008 Plan Minimum	Sep. 30, 2012 Employee Stock Plan, 2003 Plan	Sep. 30, 2012 Employee Stock Plan, 2003 Plan Individual Employee	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Sep. 30, 2012 Stock Option Minimum	Sep. 30, 2012 Stock Option Maximum	Sep. 30, 2012 Restricted Stock Units (RSUs)	Sep. 30, 2011 Restricted Stock Units (RSUs)	Jul. 21, 2008 Restricted Stock Units 2008	Sep. 30, 2012 Restricted Stock Units 2008 Minimum	Sep. 30, 2012 Restricted Stock Units 2008 Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000							1,000,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period								5 years							1 year	3 years
Shares expiration period								8 years
Weighted Average Remaining Contractual Life of Options Outstanding								4 years 8 months 9 days			8 years
Options granted fair value										$ 3.68	$ 13.93
Weighted average fair value per option								$ 8.03
Exercisable - number of shares								2,708,837
Exercisable - weighted average remaining contractual life								3 years 4 months 10 days
Exercisable - weighted average exercise price								$ 22.41
Fully vested total intrinsic value								11,700,000
Intrinsic value of option exercised								4,800,000	1,500,000
Fair value of RSU's vested												0	100,000
Non-cash stock compensation expense not yet recognized	21,200,000
Unrecognized stock-based compensation expense, weighted average period (years)	3 years
Tax benefit on exercise of options	$ 852,000	$ 500,000

Summary of Stock Option Activity (Detail) (Stock Option, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			4,902,818
Granted			829,823
Exercised			(410,071)
Forfeited			(458,006)
Outstanding at ending of period	4,864,564		4,864,564
Exercisable at end of period	2,708,837		2,708,837
Weighted Average Exercise Price
Outstanding at beginning of period			$ 21.87
Granted			$ 21.93
Exercised			$ 12.76
Forfeited			$ 24.94
Outstanding at end of period	$ 22.36		$ 22.36
Exercisable at end of period	$ 22.41		$ 22.41
Weighted Average Fair Value
Outstanding at beginning of period			$ 8.61
Granted	$ 10.26	$ 8.53	$ 9.56
Exercised			$ 5.51
Forfeited			$ 9.67
Outstanding at end of period	$ 8.94		$ 8.94
Exercisable at end of period			$ 8.8
Weighted Average Remaining Contractual Life
Outstanding at end of period			4 years 8 months 9 days
Exercisable at end of period			3 years 4 months 10 days

Summary of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	9 Months Ended
Sep. 30, 2012
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	829,823
Vested	(935,114)
Forfeited	(273,292)
Ending Balance	2,155,727
Weighted Average Exercise Price
Beginning Balance	$ 23.3
Granted	$ 21.93
Vested	$ 24.3
Forfeited	$ 23.55
Ending Balance	$ 22.31
Weighted Average Fair Value
Beginning Balance	$ 9.11
Granted	$ 9.56
Vested	$ 9.16
Forfeited	$ 9.06
Ending Balance	$ 9.11

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 10.26	$ 8.53	$ 9.56
Assumptions:
Expected volatility	50.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.69%
Risk-free interest rate, minimum		1.50%
Risk-free interest rate, maximum		2.30%
Expected life	5 years	5 years

Summary of RSU Activity (Detail) (Restricted Stock Units (RSUs), USD $)	9 Months Ended
Sep. 30, 2012
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	365,000
Granted	244,000
Ordinary shares issued
Forfeited	(150,000)
Outstanding at ending of period	459,000
Weighted Average Fair Value
Outstanding at beginning of period	$ 19.46
Granted	$ 20.87
Ordinary shares issued
Forfeited	$ 20.89
Outstanding at end of period	$ 19.74
Weighted Average Remaining Contractual Life
Outstanding at end of period	2 years 1 month 21 days

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,981	$ 2,218	$ 8,834	$ 6,355
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,643	1,222	4,526	3,502
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,338	996	3,688	2,853
Restructuring and other non-recurring items
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 620

Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	10 Months Ended	1 Months Ended					1 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2	Feb. 21, 2012 Plan 3	Apr. 27, 2012 Plan 4	Apr. 27, 2012 Plan 4 Maximum	Jul. 30, 2012 Plan 5	Jul. 30, 2012 Plan 5 Maximum
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value			$ 50	$ 10	$ 10	$ 20		$ 20		$ 10
Share repurchase plans, start date				Nov 23, 2011	Jan 1, 2012	Feb 22, 2012	Apr 27, 2012		Jul 30, 2012
Share repurchase plans, end date				Dec 31, 2011	Feb 20, 2012	Apr 22, 2012	Jul 18, 2012		Oct 26, 2012
Ordinary shares repurchased	738,341	1,283,938
Ordinary shares repurchased, value	$ 15.6	$ 24.6

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 285,502	$ 240,772	$ 814,842	$ 703,114
Ireland
Segment Reporting Information [Line Items]
Net Revenue	41,129	13,872	110,891	67,305
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	80,466	91,696	253,740	258,641
U.S.
Segment Reporting Information [Line Items]
Net Revenue	129,564	103,992	351,548	290,382
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 34,343	$ 31,212	$ 98,663	$ 86,786

Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 285,502	$ 240,772	$ 814,842	$ 703,114
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	261,524	221,226	750,381	650,233
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 23,978	$ 19,546	$ 64,461	$ 52,881

Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	$ 20,879	$ 1,133	$ 49,251	$ 32,610
Restructuring and other non- recurring items		(4,815)	(5,636)	(9,817)
Income from operations	20,879	(3,682)	43,615	22,793
Ireland
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	(435)	(17,389)	(4,961)	(19,186)
Restructuring and other non- recurring items		(1,479)	(2,075)	(1,564)
Income from operations	(435)	(18,868)	(7,036)	(20,750)
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	5,261	7,535	22,229	24,376
Restructuring and other non- recurring items		(1,197)	(546)	(3,000)
Income from operations	5,261	6,338	21,683	21,376
U.S.
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	13,956	8,730	24,875	21,621
Restructuring and other non- recurring items		(2,139)	(2,650)	(5,253)
Income from operations	13,956	6,591	22,225	16,368
Rest of World
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	2,097	2,257	7,108	5,799
Restructuring and other non- recurring items			(365)
Income from operations	$ 2,097	$ 2,257	$ 6,743	$ 5,799

Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	$ 20,879	$ 1,133	$ 49,251	$ 32,610
Restructuring and other non- recurring items		(4,815)	(5,636)	(9,817)
Including Restructuring and other non- recurring items	20,879	(3,682)	43,615	22,793
Clinical Research
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	19,845	1,007	46,084	34,623
Restructuring and other non- recurring items		(4,815)	(5,478)	(8,272)
Including Restructuring and other non- recurring items	19,845	(3,808)	40,606	26,351
Central Laboratory
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	1,034	126	3,167	(2,013)
Restructuring and other non- recurring items			(158)	(1,545)
Including Restructuring and other non- recurring items	$ 1,034	$ 126	$ 3,009	$ (3,558)

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 165,081	$ 168,461
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	107,960	109,953
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	15,344	16,419
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,445	33,086
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 9,332	$ 9,003

Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 165,081	$ 168,461
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	147,986	150,169
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 17,095	$ 18,292

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 10,601	$ 9,667	$ 32,233	$ 27,969
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,380	3,628	13,381	9,810
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,691	2,121	5,430	5,557
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,631	2,995	10,568	9,463
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 899	$ 923	$ 2,854	$ 3,139

Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 10,601	$ 9,667	$ 32,233	$ 27,969
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	9,604	8,496	29,506	24,193
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 997	$ 1,171	$ 2,727	$ 3,776

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,135,229	$ 1,035,467
Ireland
Segment Reporting Information [Line Items]
Assets	433,171	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	237,288	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	415,761	363,527
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 49,009	$ 41,117

Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,135,229	$ 1,035,467
Clinical Research
Segment Reporting Information [Line Items]
Assets	1,073,526	980,283
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 61,703	$ 55,184